Allowance for doubtful accounts (Details 3) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Allowance for doubtful accounts
Loan receivable, bad debt reserve	200
Loan Receivable | Naru
Allowance for doubtful accounts
Loan receivable, short-term		1,200		300
Accounts receivable, accrued interest (as a percent)				8.00%
Loan receivable, long-term			1,000	1,000